Derivative financial instruments	12 Months Ended
Mar. 31, 2018
Derivative financial instruments

21. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2016, 2017 and 2018, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for some of which Toyota is unable to or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments as of March 31, 2017 and 2018:

	Yen in millions
	March 31,
	2017	2018
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	—	154
Investments and other assets - Other	662	668

Total	662	822

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	61,946	46,425
Investments and other assets - Other	168,292	175,635

Total	230,238	222,060

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	12,357	34,922
Investments and other assets - Other	164	—

Total	12,521	34,922

Total derivative assets	243,421	257,804
Counterparty netting	(84,883)	(97,617)
Collateral received	(60,021)	(92,146)

Carrying value of derivative assets	98,517	68,041

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	(64)	—
Other long-term liabilities	—	—

Total	(64)	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(67,091)	(34,716)
Other long-term liabilities	(158,383)	(158,830)

Total	(225,474)	(193,546)

Foreign exchange forward and option contracts
Other current liabilities	(19,919)	(3,610)
Other long-term liabilities	—	—

Total	(19,919)	(3,610)

Total derivative liabilities	(245,457)	(197,156)
Counterparty netting	84,883	97,617
Collateral posted	122,231	55,650

Carrying value of derivative liabilities	(38,343)	(43,889)

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2017 and 2018:

	Yen in millions
	March 31,
	2017		2018
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	40,837	19,459,677	12,643	19,895,085
Foreign exchange forward and option contracts	—	2,772,741	—	2,731,534

Total	40,837	22,232,418	12,643	22,626,619

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2016, 2017 and 2018:

	Yen in millions
	For the years ended March 31,
	2016		2017		2018
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	(133)	122	(339)	1,212	782	(227)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	119,096		(61,884)		42,220
Foreign exchange gain (loss), net	(379)		12,516		30,339
Foreign exchange forward and option contracts
Cost of financing operations	(16,363)		2,614		6,442
Foreign exchange gain (loss), net	115,256		81,614		73,115

Undesignated derivative financial instruments are used to manage economic risks of fluctuations in foreign currency exchange rates and interest rates of certain receivables and payables. Those economic risks are offset by changes in the fair value of undesignated derivative financial instruments.

Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statements of cash flows.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of March 31, 2018 is ¥2,489 million. The aggregate fair value amount of assets that are already posted as cash collateral as of March 31, 2018 is ¥28,012 million. If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥2,489 million as of March 31, 2018.